Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
October 31, 2025
USM-NPRT1-1225
1.9898257.105
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 9.8%
Diversified Telecommunication Services - 0.8%
AT&T Inc	43,582	1,078,655
Verizon Communications Inc	26,208	1,041,505
		2,120,160
Entertainment - 0.9%
Netflix Inc (b)	2,146	2,401,074
Interactive Media & Services - 7.3%
Alphabet Inc Class A	47,756	13,428,510
Meta Platforms Inc Class A	9,912	6,426,445
		19,854,955
Media - 0.6%
Comcast Corp Class A	26,307	732,256
Fox Corp Class A	7,433	480,543
Nexstar Media Group Inc	1,903	372,474
		1,585,273
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	3,481	731,184
TOTAL COMMUNICATION SERVICES		26,692,646

Consumer Discretionary - 9.6%
Diversified Consumer Services - 3.1%
Frontdoor Inc (b)	39,169	2,601,997
Grand Canyon Education Inc (b)	13,599	2,560,692
H&R Block Inc	42,407	2,109,324
Stride Inc (b)(c)	17,910	1,218,596
		8,490,609
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings Inc	555	2,818,146
McDonald's Corp	10,696	3,192,007
		6,010,153
Specialty Retail - 4.3%
AutoZone Inc (b)	676	2,483,915
Home Depot Inc/The	10,524	3,994,805
O'Reilly Automotive Inc (b)	26,847	2,535,431
Williams-Sonoma Inc	12,686	2,465,397
		11,479,548
TOTAL CONSUMER DISCRETIONARY		25,980,310

Consumer Staples - 4.5%
Household Products - 2.7%
Colgate-Palmolive Co	25,965	2,000,603
Kimberly-Clark Corp	16,538	1,979,764
Procter & Gamble Co/The	22,736	3,418,813
		7,399,180
Tobacco - 1.8%
Altria Group Inc	37,715	2,126,371
Philip Morris International Inc	18,260	2,635,466
		4,761,837
TOTAL CONSUMER STAPLES		12,161,017

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Corp	139,274	2,402,476
Coterra Energy Inc	107,016	2,531,999
DT Midstream Inc	25,060	2,743,819
		7,678,294
Financials - 13.3%
Capital Markets - 2.5%
Ameriprise Financial Inc	4,413	1,998,074
CME Group Inc Class A	9,016	2,393,658
Interactive Brokers Group Inc Class A	33,493	2,356,567
		6,748,299
Consumer Finance - 1.8%
Capital One Financial Corp	12,426	2,733,596
Synchrony Financial	31,389	2,334,714
		5,068,310
Financial Services - 4.8%
Essent Group Ltd	37,432	2,267,256
Mastercard Inc Class A	7,198	3,973,224
MGIC Investment Corp	81,000	2,221,020
Visa Inc Class A	13,467	4,588,746
		13,050,246
Insurance - 4.2%
Hartford Insurance Group Inc/The	17,890	2,221,580
Progressive Corp/The	11,117	2,290,102
Travelers Companies Inc/The	8,948	2,403,613
Unum Group	29,541	2,168,900
W R Berkley Corp	31,407	2,240,575
		11,324,770
TOTAL FINANCIALS		36,191,625

Health Care - 9.5%
Biotechnology - 4.7%
AbbVie Inc	18,437	4,020,003
Exelixis Inc (b)	57,152	2,210,068
Gilead Sciences Inc	23,483	2,813,029
United Therapeutics Corp (b)	7,576	3,374,578
		12,417,678
Health Care Providers & Services - 0.7%
Molina Healthcare Inc (b)	13,076	2,001,412
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co	55,687	2,565,500
Corcept Therapeutics Inc (b)(c)	30,588	2,247,300
Johnson & Johnson	22,811	4,308,314
Royalty Pharma PLC Class A	56,661	2,127,054
		11,248,168
TOTAL HEALTH CARE		25,667,258

Industrials - 9.0%
Aerospace & Defense - 1.2%
Lockheed Martin Corp	6,402	3,149,016
Construction & Engineering - 1.0%
EMCOR Group Inc	3,880	2,622,026
Machinery - 3.7%
Allison Transmission Holdings Inc	26,035	2,149,189
Mueller Industries Inc	27,563	2,918,096
PACCAR Inc	25,701	2,528,978
Snap-on Inc	7,426	2,491,794
		10,088,057
Professional Services - 3.1%
Automatic Data Processing Inc	9,242	2,405,693
Genpact Ltd	53,185	2,029,007
Paychex Inc	17,418	2,038,429
Verisk Analytics Inc	8,906	1,948,276
		8,421,405
TOTAL INDUSTRIALS		24,280,504

Information Technology - 34.9%
Communications Equipment - 0.8%
Cisco Systems Inc	25,642	1,874,687
F5 Inc (b)	2,049	518,499
		2,393,186
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	10,570	1,472,824
Arrow Electronics Inc (b)	5,084	567,120
Avnet Inc	11,013	533,580
Flex Ltd (b)	12,973	811,072
Jabil Inc	2,993	661,124
		4,045,720
IT Services - 2.1%
Accenture PLC Class A	4,843	1,211,234
Akamai Technologies Inc (b)	8,013	601,776
Amdocs Ltd	7,092	597,572
Cognizant Technology Solutions Corp Class A	10,006	729,237
IBM Corporation	6,283	1,931,458
VeriSign Inc	2,463	590,627
		5,661,904
Semiconductors & Semiconductor Equipment - 12.4%
Broadcom Inc	22,451	8,298,564
KLA Corp	1,218	1,472,245
NVIDIA Corp	109,664	22,205,864
QUALCOMM Inc	8,629	1,560,986
		33,537,659
Software - 11.3%
ACI Worldwide Inc (b)	13,698	652,436
Adobe Inc (b)	3,436	1,169,305
AppLovin Corp Class A (b)	2,409	1,535,328
Cadence Design Systems Inc (b)	2,738	927,333
Dolby Laboratories Inc Class A	7,736	513,052
Dropbox Inc Class A (b)	21,602	626,458
Fortinet Inc (b)	8,415	727,308
Gen Digital Inc	21,492	566,529
InterDigital Inc (c)	2,296	831,060
Intuit Inc	1,939	1,294,379
Microsoft Corp	33,513	17,353,367
Qualys Inc (b)	4,387	540,742
Salesforce Inc	6,370	1,658,812
Servicenow Inc (b)	1,501	1,379,839
Zoom Communications Inc Class A (b)	8,747	763,001
		30,538,949
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	67,936	18,367,856
TOTAL INFORMATION TECHNOLOGY		94,545,274

Materials - 2.3%
Chemicals - 0.9%
CF Industries Holdings Inc	28,598	2,381,927
Metals & Mining - 1.4%
Newmont Corp	46,552	3,769,316
TOTAL MATERIALS		6,151,243

Real Estate - 2.1%
Health Care REITs - 0.7%
Omega Healthcare Investors Inc	46,768	1,965,659
Specialized REITs - 1.4%
Public Storage Operating Co	7,199	2,005,353
VICI Properties Inc	58,912	1,766,771
		3,772,124
TOTAL REAL ESTATE		5,737,783

Utilities - 2.0%
Gas Utilities - 0.9%
National Fuel Gas Co	34,038	2,685,938
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp	15,483	2,915,449
TOTAL UTILITIES		5,601,387

TOTAL UNITED STATES		270,687,341
TOTAL COMMON STOCKS (Cost $232,748,993)		270,687,341

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $23,967)	4.15	24,000	23,974

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	258,155	258,206
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	985,351	985,450
TOTAL MONEY MARKET FUNDS (Cost $1,243,656)			1,243,656

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $234,016,616)	271,954,971
NET OTHER ASSETS (LIABILITIES) - (0.3)% (d)	(766,912)
NET ASSETS - 100.0%	271,188,059

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	15	12/19/2025	515,550	16,160	16,160

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $37,722 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,974.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,758,455.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	187,012	3,860,417	3,789,223	3,642	-	-	258,206	258,155	0.0%
Fidelity Securities Lending Cash Central Fund	700,700	11,590,075	11,305,325	783	-	-	985,450	985,351	0.0%
Total	887,712	15,450,492	15,094,548	4,425	-	-	1,243,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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